Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Retirement Benefit Obligations
28. Retirement Benefit Obligations
The Group operates either defined benefit or defined contribution pension schemes in all of its principal operating areas. The disclosures included below relate to all pension schemes in the Group.
The Group operates defined benefit pension schemes in Belgium, Canada, France, Germany, Italy, the Netherlands, the Philippines, the Republic of Ireland, Romania, Serbia, Slovakia, Switzerland, the UK and the US. The Group also operated a defined benefit pension scheme in Brazil which was divested in April 2021. The Group has a mixture of funded and unfunded defined benefit pension schemes. The net surplus of the funded schemes is $221 million (2021: $54 million). Unfunded obligations (including jubilee, post-retirement healthcare obligations and long-term service commitments) comprise of a number of schemes in Canada, France, Germany, Italy, the Netherlands, the Philippines, Romania, Serbia, Slovakia, Switzerland and the US, totalling a net liability of $237 million (2021: $363 million).
Funded defined benefit schemes in the Republic of Ireland, Switzerland and the UK are administered by separate funds that are legally distinct from the Group under the jurisdiction of Trustees. The Trustees are required by law to act in the best interests of the scheme participants and are responsible for the definition of investment strategy and for scheme administration. Other schemes are also administered in line with the local regulatory environment. The level of benefits available to most members depends on length of service and either their average salary over their period of employment or their salary in the final years leading up to retirement. For Switzerland, the level of benefits depends on salary, level of savings contributions, the interest rate on old age accounts (which cannot be negative) and the annuity conversion factor on retirement. The Group’s pension schemes in Switzerland are contribution-based schemes with guarantees to provide further contributions in the event that the plan assets are insufficient to meet the benefit obligations.
Defined benefit pension schemes - principal risks
Through its defined benefit pension and jubilee schemes, long-term service commitments and post-retirement healthcare plans, the Group is exposed to a number of risks, the most significant of which are detailed below:
Asset volatility: Under IAS 19 Employee Benefits, the assets of the Group’s defined benefit pension schemes are reported at fair value (using bid prices, where relevant). The majority of the schemes’ assets comprise equities, bonds and property, all of which may fluctuate significantly in value from period to period including from fluctuations arising in respect of climate change and associated risks and uncertainties. Given that liabilities are discounted to present value based on bond yields and that bond prices are inversely related to yields, an increase in the liability discount rate (which would reduce liabilities) would reduce bond values, though not necessarily by an equal magnitude.

Given the maturity of certain of the Group’s funded defined benefit pension schemes, de-risking frameworks have been introduced to mitigate deficit volatility and enable better matching of investment returns with the cash outflows related to benefit obligations. These frameworks entail the usage of asset-liability matching techniques, whereby triggers are set for the conversion of equity holdings into bonds of similar average duration to the relevant liabilities.
Discount rates: The discount rates employed in determining the present value of the schemes’ liabilities are determined by reference to market yields at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and term of the associated post-employment benefit obligations. Changes in discount rates impact the quantum of liabilities as discussed above.
Inflation risk: A significant amount of the Group’s pension obligations are linked to inflation; higher inflation will lead to higher liabilities (although in most cases, caps on the level of inflationary increases are in place to protect the schemes against extreme inflation).
Longevity risk: In the majority of cases, the Group’s defined benefit pension schemes provide benefits for life with spousal and dependent child reversionary provisions; increases in life expectancy (decreases in mortality assumptions) will therefore give rise to higher liabilities.
Aggregation
For the purposes of the disclosures which follow; the schemes in Belgium, France, Germany, Italy, the Netherlands, the Republic of Ireland and Slovakia have been aggregated into a “Eurozone” category on the basis of common currency and financial assumptions; schemes in Brazil (which was divested in April 2021), the Philippines, Romania, Serbia and the UK have been aggregated into an “Other” category.

Financial assumptions — scheme liabilities
The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities and post-retirement healthcare obligations are as follows:

	Eurozone			United States and Canada			Switzerland
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	%	%	%	%	%	%	%	%	%
Rate of increase in:
- salaries	3.30	2.92	2.52	3.00	3.03	3.37	2.50	1.25	1.00
- pensions in payment	2.10	1.90	1.45	-	-	-	-	-	-
Inflation	2.30	1.90	1.50	2.10	2.00	2.00	2.00	0.75	0.50
Discount rate	4.20	1.43	1.14	5.20	2.82	2.34	2.20	0.30	0.20
Medical cost trend rate	n/a	n/a	n/a	1.87	5.91	5.97	n/a	n/a	n/a
The mortality assumptions employed in determining the present value of scheme liabilities under IAS 19 represent actuarial guidelines in the relevant jurisdictions, taking account of mortality experience and industry circumstances. For schemes in the Republic of Ireland and the UK, the mortality assumptions used are in accordance with the underlying funding valuations. For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			United States and Canada			Switzerland
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current retirees
- men	22.7	22.6	22.5	20.5	20.5	20.1	22.7	22.6	22.6
- women	24.6	24.5	24.4	22.5	22.4	22.2	24.5	24.4	24.7
Future retirees
- men	25.0	24.9	24.8	22.3	22.2	22.0	25.5	25.4	24.8
- women	26.9	26.8	26.7	24.2	24.1	23.9	26.9	26.9	26.8

The above data allows for future improvements in life expectancy.
Impact on Consolidated Income Statement
The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2022	2021	2020
	$m	$m	$m
Total defined contribution expense (i)	316	297	279
Total defined benefit expense (i)	56	71	69
Total expense in Consolidated Income Statement	372	368	348

(i)The total defined contribution and defined benefit expense excludes $6 million and $nil million respectively (2021: $12 million and $1 million respectively;
2020: $10 million and $1 million respectively), relating to discontinued operations.
At 31 December 2022, $104 million (2021: $92 million) was included in trade and other payables in respect of defined contribution pension liabilities.

Analysis of defined benefit expense

Charged in arriving at Group profit before finance costs:
Current service cost	46	54	52
Administration expenses	5	4	5
Past service (credit)/cost net	(1)	(3)	1
Loss on settlements	-	6	-
Subtotal	50	61	58
Included in finance income and finance costs respectively:
Interest income on scheme assets	(52)	(46)	(56)
Interest cost on scheme liabilities	58	56	67
Net interest expense	6	10	11

Net expense to Consolidated Income Statement	56	71	69
The composition of the net expense to the Consolidated Income Statement is as follows:
Eurozone	25	29	30
United States and Canada	14	20	15
Switzerland	9	10	12
Other	8	12	12
Total	56	71	69
28. Retirement Benefit Obligations continued

	2022	2021
Reconciliation of scheme assets (bid value)	$m	$m
At 1 January	3,174	3,321
Movement in year
Interest income on scheme assets	52	46
Remeasurement adjustments
- return on scheme assets excluding interest income	(534)	165
Employer contributions paid	35	43
Contributions paid by plan participants	7	7
Benefit and settlement payments	(142)	(258)
Administration expenses	(5)	(4)
Translation adjustment	(144)	(146)
Fair value of plan assets	2,443	3,174
Remeasurement adjustments
- impact of asset ceiling	(88)	-
At 31 December	2,355	3,174
The composition of scheme assets is as follows:
Eurozone	1,217	1,563
United States and Canada	652	873
Switzerland	303	460
Other	183	278
Total	2,355	3,174
Reconciliation of actuarial value of liabilities
At 1 January	(3,483)	(3,877)
Movement in year
Current service cost	(46)	(55)
Past service credit net	1	3
Loss on settlements	-	(6)
Interest cost on scheme liabilities	(58)	(56)
Disposals	25	1
Remeasurement adjustments
- experience variations	(48)	(7)
- actuarial gain from changes in financial assumptions	951	70
- actuarial (loss)/gain from changes in demographic assumptions	(2)	36
Contributions paid by plan participants	(7)	(7)
Benefit and settlement payments	142	258
Translation adjustment	154	157
At 31 December	(2,371)	(3,483)
The composition of the actuarial value of liabilities is as follows:
Eurozone	(1,096)	(1,671)
United States and Canada	(797)	(1,093)
Switzerland	(296)	(394)
Other	(182)	(325)
Total	(2,371)	(3,483)

Net pension deficit (i)	(16)	(309)
Related deferred income tax asset	22	89
Net pension asset/(liability)	6	(220)
The composition of the net pension asset/(liability) is as follows:
Eurozone	106	(87)
United States and Canada	(109)	(164)
Switzerland	6	66
Other	3	(35)
Total	6	(220)
(i) Reconciliation to Consolidated Balance Sheet
Retirement benefit assets	261	166
Retirement benefit obligations	(277)	(475)
Net pension deficit	(16)	(309)
Sensitivity analysis
The revised liabilities due to the impact of a reasonably possible change (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone	United States and Canada	Switzerland	Other	Total Group
		2022	2022	2022	2022	2022
		$m	$m	$m	$m	$m
Scheme liabilities at 31 December		(1,096)	(797)	(296)	(182)	(2,371)
Revised liabilities
Discount rate	Increase by 0.25%	(1,055)	(777)	(286)	(176)	(2,294)
	Decrease by 0.25%	(1,131)	(818)	(306)	(188)	(2,443)
Inflation rate	Increase by 0.25%	(1,129)	(799)	(297)	(185)	(2,410)
	Decrease by 0.25%	(1,057)	(796)	(295)	(180)	(2,328)
Mortality assumption	Increase by 1 year	(1,058)	(777)	(287)	(177)	(2,299)
	Decrease by 1 year	(1,127)	(817)	(305)	(188)	(2,437)

The above sensitivity analysis is derived through changing the individual assumption while holding all other assumptions constant.

	2022	2021
Split of scheme assets	$m	$m
Investments quoted in active markets
Equity instruments (i)	504	752
Debt instruments (ii)	1,482	1,874
Property	113	128
Cash and cash equivalents	42	40
Investment funds	89	129

Unquoted investments
Equity instruments	2	2
Debt instruments (iii)	14	14
Property	74	71
Cash and cash equivalents	13	9
Assets held by insurance company	110	155
Total assets	2,443	3,174

(i)Equity instruments primarily relate to developed markets.
(ii)Quoted debt instruments are made up of $991 million (2021: $1,317 million) and $491 million (2021: $557 million) of government and non-government instruments respectively.
(iii)Unquoted debt instruments primarily relate to government debt instruments.
28. Retirement Benefit Obligations continued
Actuarial valuations - funding requirements and future cash flows
In accordance with statutory requirements in the Republic of Ireland and funding requirements set by the Trustees in the UK, additional annual contributions and lump-sum payments are determined to get the plans to a fully funded position (on a funding basis). The funding requirements in relation to the Group’s defined benefit schemes are assessed in accordance with the advice of independent and qualified actuaries and valuations are prepared in this regard either annually, where local requirements mandate that this be done, or at triennial intervals at a maximum in all other cases. In the Republic of Ireland and the UK, either the attained age or projected unit credit methods are used in the valuations. In Canada, Germany, Switzerland and the US, valuations are performed in accordance with the projected unit credit methodology. The dates of the funding valuations range from January 2020 to March 2022.
In general, funding valuations are not available for public inspection; however, the results of valuations are advised to the members of the various schemes on request.
The Group has contracted payments (presented on a discounted basis) to certain schemes in the UK as follows:

	2022	2021	2020
	$m	$m	$m
Within one year	3	2	2
Between one and two years	3	2	2
Between two and three years	3	2	2
Between three and four years	3	2	2
Between four and five years	2	2	2
After five years	9	7	10
Total	23	17	20

Employer contributions payable in the 2023 financial year including minimum funding payments (expressed using year-end exchange rates for 2022) are estimated at $37 million.

Average duration and scheme composition

	Eurozone			United States and Canada			Switzerland
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Average duration of defined benefit obligation (years)	14.0	18.3	18.3	10.2	12.3	12.9	13.5	17.0	17.6
Allocation of defined benefit obligation by participant:
Active plan participants	70%	69%	70%	47%	49%	43%	76%	74%	74%
Deferred plan participants	10%	10%	10%	15%	15%	12%	—%	—%	—%
Retirees	20%	21%	20%	38%	36%	45%	24%	26%	26%